Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 0	$ 276,277
12 months or more - Fair Value	439,923	197,631
Total - Fair Value	439,923	473,908
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	16,767
12 months or more - Gross Unrealized Loss	32,510	26,785
Total - Gross Unrealized Loss	32,510	43,552
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	57,849
12 months or more - Fair Value	116,163	55,337
Total - Fair Value	116,163	113,186
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	1,290
12 months or more - Gross Unrealized Loss	3,065	4,647
Total - Gross Unrealized Loss	3,065	5,937
Mortgage Backed Securities and Collateralized Mortgage Obligations - Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	164,772
12 months or more - Fair Value	227,891	93,009
Total - Fair Value	227,891	257,781
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	13,010
12 months or more - Gross Unrealized Loss	25,775	18,139
Total - Gross Unrealized Loss	25,775	31,149
Mortgage Backed Securities and Collateralized Mortgage Obligations - Commercial [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		0
12 months or more - Fair Value		0
Total - Fair Value		0
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss		0
12 months or more - Gross Unrealized Loss		0
Total - Gross Unrealized Loss		0
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	52,805
12 months or more - Fair Value	78,052	28,542
Total - Fair Value	78,052	81,347
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	2,395
12 months or more - Gross Unrealized Loss	2,098	1,900
Total - Gross Unrealized Loss	2,098	4,295
Small Business Administration - Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	802
12 months or more - Fair Value	17,186	20,175
Total - Fair Value	17,186	20,977
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	71
12 months or more - Gross Unrealized Loss	1,554	2,067
Total - Gross Unrealized Loss	1,554	2,138
Other [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	0	49
12 months or more - Fair Value	631	568
Total - Fair Value	631	617
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	0	1
12 months or more - Gross Unrealized Loss	18	32
Total - Gross Unrealized Loss	$ 18	$ 33